Acquisitions of Aegc and Ril	12 Months Ended
Sep. 30, 2022
Acquisitions Of Aegc And Ril Abstract
Acquisitions of AEGC and RIL

3. Acquisitions of AEGC and RIL

Acquisition of AEGC

On November 24, 2021, the Company entered into: (i) a stock purchase agreement with AEGC, and the holders (the “Sellers”) of shares of capital stock of AEGC (the “Stock Purchase Agreement”), and (ii) a subscription agreement with AEGC (the “Subscription Agreement”). Pursuant to the Stock Purchase Agreement and Subscription Agreement, the Company acquired 70% of the equity of Ameri-Can and 77.78% of the voting equity of AEGC for an aggregate purchase price of: (i) $1,250,000 in cash and the issuance of 201,614 shares of Company common stock (the “Purchaser Shares”) to the Sellers at a share price of $6.20 with a value of $1,250,000; and (ii) $2,500,000 in cash to subscribe additional 900 common shares of AEGC. Of the remaining 30% of the equity Ameri-Can, 10% is held by one Seller and represents non-voting and non-dilutable equity.

AEGC’s primary asset is convertible debt with Davis College, Inc., which operates Davis College in Toledo, Ohio, pursuant to which AEGC has the right to convert its convertible debt security into 100% of the shares of Davis College, Inc. prior to December 31, 2022.

The acquisition was accounted for as an asset acquisition. The table below sets forth the consideration paid and the allocation of the consideration to the assets and liabilities identified:

Consideration paid	US$
Share consideration	1,250,007
Cash consideration	3,750,000
Non-controlling interest fair value	2,142,860
Total	7,142,867

Assets acquired and liabilities assumed
Cash and cash equivalents	2,610,943
Long-term investment	4,828,123
Total assets	7,439,066

Accounts payable	296,199
Total liabilities	296,199

Net assets acquired	7,142,867

Acquisition of RIL

On January 15, 2022, the Company through it is wholly owned subsidiary, HHI, acquired 80% common shares of RIL for a total consideration of CAD$1,000,000. RIL operates and does business as “Canada EduGlobal Holdings Inc.”. RIL offers an International Undergraduate Pathways Program (iUPP) and an English for Academic Purposes Program (EAPP), which are articulated to Algoma University (AU). Both institutions of RIL and AU contribute their expertise in academic programming, marketing and recruitment, and student services to support those aspiring to pursue undergraduate studies at Algoma University.

The acquisition was accounted for as a business combination. The table below sets forth the consideration paid and the fair value of the assets acquired and liabilities assumed for RIL acquisition as at January 15, 2022:

Consideration paid	CAD$	US$
Cash	1,000,000	808,538
Non-controlling interest fair value	250,000	202,135
Total	1,250,000	1,010,673

Assets acquired and liabilities assumed
Cash and cash equivalents	2,188	1,769
Property, plant and equipment	545	441
Right-of-use assets	709,283	573,483
Intangible assets	534,167	431,894
Goodwill	971,858	785,784
Total assets	2,218,042	1,793,371

Accounts payable	200,000	161,708
Lease liabilities	709,283	573,483
Deferred income tax liabilities	58,758	47,508
Total liabilities	968,042	782,699

Net assets acquired	1,250,000	1,010,673